Investor A Institutional [Member] Investment Risks - Investor A, Institutional - iShares Russell Mid-Cap Index Fund	Jul. 31, 2025
Index Related Risk [Member]
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Index-Related Risk — The index provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BlackRock can offer assurances that the index provider’s methodology or sources of information will provide an accurate assessment of included components. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the index provider or a third-party data provider and could cause the index provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.

Mid Cap Securities Risk [Member]
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Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Tracking Error Risk [Member]
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Tracking Error Risk — The Fund is subject to the risk of “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; differences between the amount and/or timing of withholding taxes on dividends reflected in the Underlying Index from the Fund’s obligation, if any, for foreign withholding taxes; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; changes to the Underlying Index, such as during a rebalancing or reconstitution; and impacts to the Fund of complying with certain regulatory requirements or limits. A fund that tracks an index composed of a large number of securities or other assets may experience greater tracking error than a fund that tracks a more narrow index. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.

Concentration Risk [Member]
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Concentration Risk — The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) to approximately the same extent that the Underlying Index concentrates in a particular industry. To the extent the Fund concentrates in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Consumer Discretionary Sector Risk [Member]
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Consumer Discretionary Sector Risk — The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, supply chains, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Financials Sector Risk [Member]
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Financials Sector Risk — Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. Increased risk taking by financial companies may also result in greater overall risk in the United States and global financials sector. The impact of changes in capital requirements, or recent or future regulation in various countries, on any individual financial company or on the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk may result in significant negative impacts to companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades, adverse public perception and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyberattacks. Cybersecurity incidents and technology malfunctions and failures have become increasingly frequent and have caused significant losses to companies in this sector, which may negatively impact the Fund. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law.

Industrials Sector Risk [Member]
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Industrials Sector Risk — Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

Issuer Risk [Member]
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Issuer Risk — Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Management Risk [Member]
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Risk [Text Block]	◼ Management Risk — As the Fund may not fully replicate the Underlying Index, it is subject to the risk that BlackRock’s investment strategy may not produce the intended results.
Market Risk and Selection Risk [Member]
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Operational and Technology Risks [Member]
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Operational and Technology Risks — The Fund is directly and indirectly susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning, which may result in losses for the Fund and its shareholders or may impair the Fund’s operations. While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value.

Passive Investment Risk [Member]
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Passive Investment Risk — Because BlackRock does not select individual companies in the index that the Fund tracks, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

Equity Securities Risk [Member]
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Risk [Text Block]	◼ Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Risk Lose Money [Member]
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Risk [Text Block]	You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.